Stock Compensation Expense (Details) - Schedule of Nonvested RSUs - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Nonvested Rsus Abstract
Number, Nonvested beginning balance	702,417
Weighted Average Price, Nonvested beginning balance (in Dollars per share)
Number, Granted	2,135,984	1,124,674
Weighted Average Price, Granted (in Dollars per share)	$ 1.31	$ 2.68
Number, Vested	(1,154,748)	(422,257)	(1,680,774)
Weighted Average Price, Vested (in Dollars per share)	$ 1.28	$ 2.5
Number, Forfeited	39,000
Number, Nonvested ending balance		702,417
Weighted Average Price, Nonvested ending balance (in Dollars per share)		$ 2.79